Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

33.Related party transactions

Transactions with directors and executive board management members (key management personnel)

Pursuant to IAS 24 — Related Party Disclosures, the related parties of the Group are all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. In addition, members of the Board of Directors and executives with strategic responsibilities and their families are also considered related parties. The following tables summarize remuneration of directors, key executives with strategic responsibilities:

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
Short-term employee benefits (1)	2,536	478	2,694
Employee share-based compensation	173	1,394	1,486
Total	2,709	1,872	4,180
(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.

Transactions with related parties

In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the year:

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
(i) Proceeds of shareholder loan
Fosun International Limited (1)	198,841	120,744	18,465
Shanghai Fosun High Technology Group Finance Co.,Ltd.(2)	1,748	1,314	829
FPI (US) I LLC (2)	—	2,866	1,845
Meritz Securities Co., Ltd. (4)	—	—	59,959
Fosun JoyGo (HK) Technology Limited (2)	—	—	1,107
Total proceeds of shareholder loan	200,589	124,924	82,205
(ii) Repayments of shareholder loan
Meritz Securities Co., Ltd.	16,710	4,071	2,187
Fosun International Limited	16,454	1,845	3,220
Shanghai Fosun High Technology Group Finance Co.,Ltd.	1,144	843	3,803
Fosun JoyGo (HK) Technology Limited	—	1,081	—
FPI (US) I LLC	—	287	1,845
Total repayments of shareholder loan	34,308	8,127	11,055
(iii) Proceeds of financing fund
Meritz Securities Co., Ltd.	—	—	36,541
(iv) Repayments of financing fund
Meritz Securities Co., Ltd.	48,091	18,274	—
(v) Proceeds from financing of intangible assets
Itochu Corporation(1)	22,610	—	—

The Group entered into an agreement to transfer certain Lanvin trademark rights to Itochu Corporation, retaining a call option to repurchase the rights. The proceeds received are recognized as a non-current liability rather than revenue in accordance with lFRS 15.

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
(vi) Interest expenses
Fosun International Limited	22,376	6,976	392
Meritz Securities Co., Ltd.	2,442	9,084	7,877
Shanghai Fosun High Technology (Group) Co., Ltd.	964	1,039	1,021
Itochu Corporation	888	—	—
FPI (US) I LLC	192	221	16
Shanghai Fosun High Technology Group Finance Co., Ltd.	—	96	146
Fosun JoyGo (HK) Technology Limited	—	2	4
Total interest expenses	26,862	17,418	9,456
(vii) Rental expenses
Shanghai Fosun Bund Property Co., Ltd. (3)	—	166	1,143
(viii) Sales of goods
Handsome Corporation (1)	636	1,338	1,499
(ix) Royalty
Handsome Corporation	2,631	2,795	3,143
Itochu Corporation (1)	2,508	2,804	2,305
Total royalty	5,139	5,599	5,448
(x) Other service expenses
Baozun Hong Kong Investment Limited and its subsidiaries(1)	694	1,331	1,631
Hauck & Aufhäuser Fund Services S.A.(2)	236	—	—
Fosun Holdings Limited (2)	—	—	271
Total other service expenses	930	1,331	1,902
(xi)Purchase of trademarks
Itochu Corporation	—	—	27,074
(xii) Received in advance
Shanghai Yu Garden Group and its subsidiaries (2)	—	9,671	1,358
Itochu Corporation	—	—	4,753
Total received in advance	—	9,671	6,111

Balances with related parties

	At December 31,
(Euro thousands)	2025	2024
(i) Borrowings
Fosun International Limited	313,750	134,649
Shanghai Fosun High Technology (Group) Co., Ltd.	9,340	10,221
FPI (US) I LLC	2,304	2,579
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,715	1,349
Meritz Securities Co.,Ltd.	—	16,710
Total borrowings	327,109	165,508
(ii) Other current liabilities
Fosun International Limited	29,532	7,362
Shanghai Fosun Bund Property Co.,Ltd.	1,906	2,114
Itochu Corporation	1,656	—
Baozun Hong Kong Investment Limited	1,585	1,105
Shanghai Fosun High Technology (Group) Co.,Ltd.	1,118	403
Shanghai Fosun Industrial Investment Co.,Ltd.(2)	1,106	1,030
FPI (US) I LLC	390	229
Fosun Holdings Limited	257	289
Shanghai Fosun High Technology Group Finance Co.,Ltd.	3	3
Meritz Securities Co., Ltd.	—	53,172
Shanghai Yu Garden Group and its subsidiaries	—	9,671
Total other current liabilities	37,553	75,378
(iii) Other current assets
Fosun International Limited	239	267
(iv) Other non-current liabilities
Itochu Corporation	22,061	4,570
Shanghai Fosun High Technology (Group) Co., Ltd.	3,571	2,872
Total other non-current liabilities	25,632	7,442

Notes:

(1)	A shareholder of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.
(4)	One of the shareholders of the Group from January 1, 2025 to June 26, 2025 and the related party transactions are accumulated transactions for this period. It ceased to be a related party from June 27, 2025, when the Group repurchased its shares.